Property, plant and equipment (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Total		R$ 55,266	R$ 57,721
IT equipment
Property, plant and equipment
Total		37,963	35,230
Furniture and fixtures
Property, plant and equipment
Total		5,064	6,283
Leasehold improvements
Property, plant and equipment
Total	[1]	12,226	16,051
Property, plant and equipment in progress
Property, plant and equipment
Total		R$ 13	R$ 157

[1]	Improvements are depreciated on a straight-line basis over the duration of the lease agreement.